Cost of Sale - Schedule of Cost of Sale (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Cost of Sale [Abstract]
Material Cost	RM 8,774,878	$ 2,083,058	RM 9,968,658	RM 27,348,569	$ 6,110,729	RM 54,245,611	RM 31,235,746
Construction Cost	34,874,969	8,278,924	14,022,382	47,319,827	10,573,081	65,513,217	18,418,808
Staff Cost	2,409,446	571,975	2,166,300	4,482,351	1,001,531	3,620,080	2,167,536
Logistic Cost	643,081	152,660	722,336	1,382,209	308,839	1,287,926	918,430
Tools & Machinery	537,700	127,644	114,303	242,645	54,216	498,672	142,452
Miscellaneous	1,333,093	316,461	1,185,657	2,910,139	650,238	5,014,568	1,667,629
Depreciation	1,029,431	244,375	32,485	416,378	93,035	20,952	274,499
Total cost of sale	RM 49,602,598	$ 11,775,097	RM 28,212,121	RM 84,102,118	$ 18,791,669	RM 130,201,026	RM 54,825,100